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Adam M. Schlichtmann T +1 617 951 7114 adam.schlichtmann@ropesgray.com

February 28, 2025

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Institutional Investment Trust (Registration Nos. 333-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 311 to the Trust’s Registration Statement under the Securities Act and Amendment No. 313 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 311/313”), including (i) Prospectuses for State Street Institutional Liquid Reserves Fund and State Street Institutional U.S. Government Money Market Fund (each, a “Fund” and together, the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information and the signature pages.

Amendment No. 311/313 relates solely to the Funds (notwithstanding the use of a combination SAI that references other series of the Trust). No information contained herein is intended to amend or supersede any prior filing relating to any series of the Trust other than the Funds. Amendment No. 311/313 is being filed principally (i) to register a new share class of State Street Institutional U.S. Government Money Market Fund and (ii) to reflect State Street Institutional Liquid Reserves Fund’s conversion to a “government money market fund” as defined in Rule 2a-7 of the 1940 Act. It is intended that Amendment No. 311/313 become effective on April 30, 2025 pursuant to paragraph (b) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Sincerely yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann

Enclosures